CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AQR Funds (1933 Act File No. 333-153445; 1940 Act File No. 811-22235) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 148 to the Registrant’s Registration Statement (“Amendment No. 148”) and (b) that Amendment No. 148 was filed electronically.

Dated: May 1, 2023

By:	/s/ Nicole DonVito
Name: Nicole DonVito
Title: Chief Legal Officer, Secretary and Vice President